Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	Albemarle Corporation
Entity Central Index Key	0000915913
Amendment Flag	false